Note 12: Restructuring and Other Costs	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Note 12: Restructuring and Other Costs

Note 12: Restructuring Costs

During 2011, we recorded net pre-tax restructuring costs totaling $336 million for new and ongoing restructuring actions. We recorded charges in the segments as follows:

(Dollars in millions)
Otis	$73
Carrier	46
UTC Fire & Security	80
Pratt & Whitney	67
Hamilton Sundstrand	16
Sikorsky	53
Eliminations and other	1
Total	$336

The net costs consist of $180 million recorded in cost of sales, $154 million in selling, general and administrative expenses and $2 million in other income, net. As described below, these charges primarily relate to actions initiated during 2011 and 2010.

2011 Actions. During 2011, we initiated restructuring actions relating to ongoing cost reduction efforts, including workforce reductions and consolidation of field operations. We recorded net pre-tax restructuring costs totaling $286 million for restructuring actions initiated in 2011, consisting of $136 million in cost of sales, $147 million in selling, general and administrative expenses and $3 million in other income, net.

We expect the actions that were initiated in 2011 to result in net workforce reductions of approximately 5,000 hourly and salaried employees, the exiting of approximately 2 million net square feet of facilities and the disposal of assets associated with exited facilities. As of December 31, 2011, we have completed, with respect to the actions initiated in 2011, net workforce reductions of approximately 2,200 employees and 50,000 net square feet of facilities have been exited. We are targeting to complete in 2012 the majority of the remaining workforce and all facility related cost reduction actions initiated in 2011. No specific plans for significant other actions have been finalized at this time.

The following table summarizes the accrual balances and utilization by cost type for the 2011 restructuring actions:

(Dollars in millions)	Severance	Asset Write-Downs	Facility Exit, Lease Termination and Other Costs	Total
Net pre-tax restructuring charges	$259	$4	$23	$286
Utilization and foreign exchange	(115)	(4)	(13)	(132)

Balance at December 31, 2011	$144	$-	$10	$154

The following table summarizes expected, incurred and remaining costs for the 2011 restructuring actions by type:

(Dollars in millions)	Severance	Asset Write-Downs	Facility Exit, Lease Termination and Other Costs	Total
Expected costs	$290	$4	$74	$368
Costs incurred during 2011	(259)	(4)	(23)	(286)

Remaining costs at December 31, 2011	$31	$-	$51	$82

The following table summarizes expected, incurred and remaining costs for the 2011 restructuring actions by segment:

(Dollars in millions)	Expected Costs	Costs Incurred During 2011	Remaining Costs at December 31, 2011
Otis	$100	$(76)	$24
Carrier	47	(31)	16
UTC Fire & Security	68	(62)	6
Pratt & Whitney	65	(52)	13
Hamilton Sundstrand	14	(13)	1
Sikorsky	73	(51)	22
Eliminations and other	1	(1)	-

Total	$368	$(286)	$82

2010 Actions. During 2011, we recorded net pre-tax restructuring costs totaling $55 million for restructuring actions initiated in 2010, consisting of $36 million in cost of sales and $19 million in selling, general and administrative expenses. The 2010 actions relate to ongoing cost reduction efforts, including workforce reductions and the consolidation of field operations.

As of December 31, 2011, we have completed net workforce reductions of approximately 4,000 employees of an expected 5,000, and have exited 2.5 million net square feet of facilities of an expected 3.9 million net square feet. The remaining workforce and facility reduction actions are targeted for completion during 2012.

The following table summarizes the restructuring accrual balances and utilization by cost type for the 2010 programs:

(Dollars in millions)	Severance	Asset Write-Downs	Facility Exit, Lease Termination and Other Costs	Total
Restructuring accruals at January 1, 2011	$203	$-	$24	$227
Net pre-tax restructuring charges	9	11	35	55
Utilization and foreign exchange	(156)	(11)	(44)	(211)

Balance at December 31, 2011	$56	$-	$15	$71

The following table summarizes expected, incurred and remaining costs for the 2010 programs by type:

(Dollars in millions)	Severance	Asset Write-Downs	Facility Exit, Lease Termination and Other Costs	Total
Expected costs	$319	$30	$98	$447
Costs incurred during 2010	(301)	(19)	(51)	(371)
Costs incurred during 2011	(9)	(11)	(35)	(55)

Remaining costs at December 31, 2011	$9	$-	$12	$21

The following table summarizes expected, incurred and remaining costs for the 2010 programs by segment:

(Dollars in millions)	Expected Costs	Costs Incurred During 2010	Costs Incurred During 2011	Remaining Costs at December 31, 2011
Otis	$87	$(87)	$-	$-
Carrier	98	(74)	(19)	5
UTC Fire & Security	94	(64)	(23)	7
Pratt & Whitney	93	(84)	(8)	1
Hamilton Sundstrand	40	(29)	(3)	8
Sikorsky	17	(15)	(2)	-
Eliminations and other	18	(18)	-	-
Total	$447	$(371)	$(55)	$21